Federated Global Allocation Fund
This 497(c) filing is for the sole purpose of submitting the XBRL Interactive Data File exhibits for the revised Risk/Return Summary of the above-named Fund. This Interactive Data File relates to, and incorporates by reference, the definitive Prospectus for the Fund filed pursuant to Rule 497(c) on June 29, 2016, Accession No. 0001623632-16-003341. The exhibits filed herewith do not constitute the complete publicly filed disclosure for the Fund, and should be used in conjunction with the complete prospectus for the Fund.

Exhibit List for Interactive Data File Submissions.

EX-101.INS	INSTANCE
EX-101.SCH	SCHEMA
EX-101.CAL	CALCULATION LINKBASE
EX-101.DEF	DEFINITION LINKBASE
EX-101.LAB	LABEL LINKBASE
EX-101.PRE	PRESENTATION LINKBASE